Note 7 - Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 7. Accounts Payable and Accrued Expenses

As of December 31, 2025, accounts payable and accrued expenses included the following (in thousands):

							Intercompany
Category	BioLargo	ONM	BLEST	BioLargo Canada	BETI	BEST	amounts	Totals
Accounts payable	$588	$305	$—	$100	$43	$—	$(24)	$1,012
Accrued payroll	10	85	73	22	—	9	—	199
Total								$1,211

As of December 31, 2024, accounts payable and accrued expenses included the following (in thousands):

							Intercompany
Category	BioLargo	ONM	BLEST	BioLargo Canada	BETI	BEST	amounts	Totals
Accounts payable	$221	$511	$73	$24	$31	$—	$(34)	$826
Accrued payroll	12	68	40	—	—	—	—	120
Total								$946

See Note 10, “Accounts Payable and Accrued Expenses”, for the accounts payable and accrued expenses of Clyra Medical.